Condensed Consolidated Balance Sheets (Q3) - USD ($) $ in Thousands		Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 51,653	$ 26,926
Short-term marketable securities		26,034	9,851
Patient accounts receivable, net		141,039	136,098
Inventories		37,844	36,476
Other receivables		36,747	28,201
Prepaid expenses and other current assets		3,445	2,670
Current portion of notes receivable - related parties		1,630	1,797
Total current assets		298,392	242,019
Property and equipment, net		36,240	31,980
Operating lease right-of-use assets, net	[1]	46,138	43,724	[2]
Notes receivable - related parties		1,504	2,076
Other assets		7,055	5,199
Goodwill and intangibles, net		1,230	1,230
Deferred tax asset, net		3,455	0
Total assets		394,014	326,228
Current liabilities
Accounts payable	[3]	120,383	106,495	[4]
Accrued compensation related costs		16,210	7,466
Accrued other		22,977	17,800
Excise taxes payable		1,211	0
Current portion of operating lease liabilities	[5]	7,123	9,177	[6]
Total current liabilities		167,904	140,938
Long-term debt, net		80,425	80,301
Long-term operating lease liabilities	[7]	42,261	37,224	[8]
Other long-term liabilities		10,333	5,749
Total liabilities		300,923	264,212
Mezzanine equity
Series A convertible preferred stock; $0.0001 par value; 7,500,000 shares authorized; 6,651,610 issued and outstanding at September 30, 2023, with an aggregate liquidation preference of $66,649,130 at September 30, 2023.		64,986
Redeemable noncontrolling interest		369,329
Stockholders' equity
Additional paid-in capital		0
Accumulated other comprehensive income (loss)		21	(117)
Retained earnings (deficit)		(341,357)	25,828
Total stockholders' equity		(341,332)
Total members' equity			62,016
Noncontrolling interest		108
Total liabilities and members' equity		394,014	326,228
Capital Unit, Class A
Stockholders' equity
Common unit, value			7,725
Capital Unit, Class A-1
Stockholders' equity
Common unit, value			28,500
Capital Unit, Class B
Stockholders' equity
Common unit, value			80
Common Class A
Stockholders' equity
Common stock, value		1
Common unit, value			7,725
Common Class B
Stockholders' equity
Common stock, value		$ 3
Common unit, value			$ 80

[1]	Includes related party operating right-of-use assets, net of $11,476 and $13,077 at September 30, 2023 and December 31, 2022, respectively
[2]	Includes related party operating lease right-of-use assets, net of $13,077 at December 31, 2022
[3]	Includes amounts due to related party of $112,740 and $102,113 at September 30, 2023 and December 31, 2022, respectively
[4]	Includes amounts due to related party of $102,113 and $88,799 at December 31, 2022 and 2021, respectively
[5]	Includes related party current portion of operating lease liabilities of $1,912 and $1,836 at September 30, 2023 and December 31, 2022, respectively
[6]	Includes related party current portion of operating lease liabilities of $1,836 at December 31, 2022
[7]	Includes related party long-term operating lease liabilities of $9,994 and $11,631 at September 30, 2023 and December 31, 2022, respectively
[8]	Includes related party long-term operating lease liabilities of $11,631 at December 31, 2022